All Weather Transaction (Details) - Schedule of net revenues and net loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Revenues And Net Loss Abstract
Revenues	$ 146,035	$ 69,566
Net loss	$ (47,115)	$ (36,514)